As filed with the Securities and Exchange Commission on February 22, 2011
Securities Act File No. 333-57793
Investment Company Act of 1940 File No. 811-08839

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 55* ☑
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 57* ☑
SPDR® SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
One Lincoln Street
Boston, Massachusetts 02111

(Address of Principal Executive Offices)
Registrant’s Telephone Number: (866) 787-2257
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, Massachusetts 02111
(Name and Address of Agent for Service)
Copies to:
W. John McGuire, Esq.
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Ave., NW
Washington, DC 20004
It is proposed that this filing will become effective:
☑ immediately upon filing pursuant to Rule 485, paragraph (b)
☐ on _________________ pursuant to Rule 485, paragraph (b)
☐ 60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐ on _________________ pursuant to Rule 485, paragraph (a)(1)
☐ 75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐ on _________________ pursuant to Rule 485, paragraph (a)(2)
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
*The Post-Effective Amendment filed for the Trust on January 21, 2011 contained a scrivener’s error whereby it was incorrectly designated Post-Effective Amendment No. 55 and Amendment No. 57 and should have been designated Post-Effective Amendment No. 54 and Amendment No. 56. Accordingly, this Post-Effective Amendment is designated as Post-Effective Amendment No. 55 and Amendment No. 57.

SIGNATURES
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 22nd day of February, 2011.

SPDR® SERIES TRUST

By:	/s/ James E. Ross*

James E. Ross
President
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	February 22, 2011

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee	February 22, 2011

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	February 22, 2011

/s/ David M. Kelly* David M. Kelly	Trustee	February 22, 2011

/s/ Frank Nesvet* Frank Nesvet	Trustee	February 22, 2011

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	February 22, 2011

/s/ James E. Ross* James E. Ross	Trustee, President and Principal Executive Officer	February 22, 2011

*By:	/s/ Ryan M. Louvar
Ryan M. Louvar
As Attorney-in-Fact
Pursuant to Power of Attorney